Designated Accounting Hedges - Summary of Average Rate or Price of Hedging Instruments (Detail)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Currency or interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%
Cash flow hedges [member] | Foreign exchange risk [member] | Foreign Currency Forward Contracts [member] | USD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate		1.32
Cash flow hedges [member] | Foreign exchange risk [member] | Foreign Exchange Cross Currency Interest Rate Swap [member] | AUD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.97	0.99
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swap [member] | USD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate		1.32
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swap [member] | EUR - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.51	1.51
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swap [member] | GBP - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.68	1.66
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swap contract [member] | Canadian currency [member]
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.60%	2.10%
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swap contract [member] | Denominated in U.S. dollars [member]
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.65%	1.62%
Cash flow hedges [member] | Equity price risk [member] | Equity swaps [member]
Disclosure of detailed information about hedged items [line items]
Average share price	105.11	108.59
NIFO hedges [member] | Foreign exchange risk [member] | Foreign Currency Forward Contracts [member] | USD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate		1.31
NIFO hedges [member] | Foreign exchange risk [member] | Foreign Currency Forward Contracts [member] | AUD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.93	0.90
NIFO hedges [member] | Foreign exchange risk [member] | Foreign Currency Forward Contracts [member] | HKD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.17	0.17
Fair value hedges [member] | Interest rate risk [member] | Interest rate swap contract [member] | Canadian currency [member]
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.52%	1.93%
Fair value hedges [member] | Foreign Exchange Or Interest Rate Risk [member] | Cross currency swap [member] | USD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.36	1.32
Average fixed interest rate	1.69%	1.61%
Fair value hedges [member] | Foreign Exchange Or Interest Rate Risk [member] | Cross currency swap [member] | EUR - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.41	1.30
Average fixed interest rate	0.12%	0.12%
Fair value hedges [member] | Foreign Exchange Or Interest Rate Risk [member] | Cross currency swap [member] | GBP - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.65	1.65
Average fixed interest rate	1.06%	1.06%
Fair value hedges [member] | Currency or interest rate risk [member] | Interest rate swap contract [member] | Switzerland, Francs
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.41%)
Fair value hedges [member] | Currency or interest rate risk [member] | Interest rate swap contract [member] | Euro Member Countries, Euro
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.08%
Fair value hedges [member] | Currency or interest rate risk [member] | Interest rate swap contract [member] | United Kingdom, Pounds
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.71%	0.71%